John Hancock Multifactor Emerging Markets ETF N-1A Cover	Mar. 31, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	John Hancock Exchange-Traded Fund Trust
Entity Central Index Key	0001478482
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Prospectus Date	Aug. 01, 2026